MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Marketable Securities [Line Items]
Amortized Cost	$ 409,746	$ 328,593
Unrealized gains	775	29
Unrealized losses	(2,912)	(8,087)
Fair Value	407,609	320,535
Corporate bonds, Matures within one year [Member]
Marketable Securities [Line Items]
Amortized Cost	166,667	114,475
Unrealized gains	54	1
Unrealized losses	(1,235)	(1,341)
Fair Value	165,486	113,135
Governmental bonds, Matures within one year [Member]
Marketable Securities [Line Items]
Amortized Cost	50,824	54,282
Unrealized gains	43	0
Unrealized losses	(95)	(344)
Fair Value	50,772	53,938
Marketable Securities, Matures within one year [Member]
Marketable Securities [Line Items]
Amortized Cost	217,491	168,757
Unrealized gains	97	1
Unrealized losses	(1,330)	(1,685)
Fair Value	216,258	167,073
Corporate bonds, Matures after one year [Member]
Marketable Securities [Line Items]
Amortized Cost	167,452	147,888
Unrealized gains	620	28
Unrealized losses	(1,568)	(6,046)
Fair Value	166,504	141,870
Governmental bonds, Matures after one year [Member]
Marketable Securities [Line Items]
Amortized Cost	24,803	11,948
Unrealized gains	58	0
Unrealized losses	(14)	(356)
Fair Value	24,847	11,592
Marketable Securities, Matures after one year [Member]
Marketable Securities [Line Items]
Amortized Cost	192,255	159,836
Unrealized gains	678	28
Unrealized losses	(1,582)	(6,402)
Fair Value	$ 191,351	$ 153,462